Segment Reporting - Summary of Total Assets by Segment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total Assets	$ 11,823,611	$ 5,330,816	$ 2,390,322
Multifamily properties
Segment Reporting Information [Line Items]
Total Assets	5,418,160	2,738,210	1,038,777
Hospitality properties
Segment Reporting Information [Line Items]
Total Assets	243,157	244,065
Hotel
Segment Reporting Information [Line Items]
Total Assets		244,065	253,273
Industrial properties
Segment Reporting Information [Line Items]
Total Assets	2,144,509	551,898	330,110
Office properties
Segment Reporting Information [Line Items]
Total Assets	1,291,489	1,186,328	303,396
Medical office properties
Segment Reporting Information [Line Items]
Total Assets	189,953	196,559	39,143
Other property
Segment Reporting Information [Line Items]
Total Assets	96,252	0
Investments in real estate debt
Segment Reporting Information [Line Items]
Total Assets	964,075	218,225	277,651
Other (Corporate)
Segment Reporting Information [Line Items]
Total Assets	$ 1,476,016	$ 195,531	$ 147,972